Financial Instruments By Category - Summary of Financial Assets (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Accounts receivable	$ 187,673,616	$ 86,514,680
Financial assets included in prepayments, deposits and other receivables	954,518,603	1,196,110
Due from immediate holding company	2,239,358,702	2,144,975,230
Financial assets at fair value through profit or loss	1,523,195,334	2,786,027,085
Derivative financial assets	1,443,134,162	969,894,519
Other assets	9,620,468	136,065,738
Restricted cash	3,239,362	0
Cash and bank balances	1,078,411,335	526,206,108	$ 453,966,764	$ 766,430,471
Financial assets	2,966,329,496	3,755,921,604
Financial Assets By Category [member]
Disclosure of financial assets [line items]
Financial assets	7,439,151,582	6,650,879,470
Financial assets at fair value through profit or loss mandatorily measured at fair value category [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,523,195,334	2,786,027,085
Derivative financial assets	1,443,134,162	969,894,519
Financial assets	2,966,329,496	3,755,921,604
Financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Accounts receivable	187,673,616	86,514,680
Financial assets included in prepayments, deposits and other receivables	954,518,603	1,196,110
Due from immediate holding company	2,239,358,702	2,144,975,230
Other assets	9,620,468	136,065,738
Restricted cash	3,239,362
Cash and bank balances	1,078,411,335	526,206,108
Financial assets	$ 4,472,822,086	$ 2,894,957,866